SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

In accordance with ASC 855 - Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events and transactions that occurred after April 30, 2024 through the date the unaudited condensed financial statements are available for issuance. During this period, the Company did not have any material reportable subsequent events, except as disclosed below.

Compliance with NYSE American

On May 1, 2024, the NYSE American notified the Company that it had regained compliance with the NYSE American listing requirements with respect to Section 1003(f)(v) of the NYSE American Company Guide due to its shares of common stock demonstrating sustained price improvement (see Note 8).

Dismissal of Independent Registered Public Accounting Firm

On May 6, 2024, the audit committee of the Board of Directors of the Company approved the dismissal of BF Borgers CPA PC (“BF Borgers”) as the Company’s independent registered public accounting firm.

The reports of BF Borgers on the Company’s consolidated financial statements for the fiscal years ended October 31, 2023, and October 31, 2022, did not contain an adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles other than an explanatory paragraph relating to the Company’s ability to continue as a going concern.

During the fiscal years ended October 31, 2023, and October 31, 2022, and through the date of termination, May 6, 2024, there were no “disagreements” with BF Borgers on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements if not resolved to the satisfaction of BF Borgers would have caused BF Borgers to make reference thereto in its reports on the consolidated financial statements for such years. During the fiscal years ended October 31, 2023, and October 31, 2022, and through May 6, 2024, there have been no “reportable events” (as defined in Item 304(a)(1)(iv) and Item 304(a)(1)(v) of Regulation S-K).

The Company provided BF Borgers with a copy of the disclosure made herein in response to Item 304(a) of Regulation S-K. In the event BF Borgers does not furnish the Company with a copy of its letter addressed to the Securities and Exchange Commission (the “Commission”), pursuant to Item 304(a)(3) of Regulation S-K, stating whether or not BF Borgers agrees with the statements made by the Company in this report, no further action is required due to the fact that BF Borgers is not currently permitted to appear or practice before the Commission as noted in Staff Statement on Issuer Disclosure and Reporting Obligations in Light of Rule 102(e) Order against BF Borgers CPA PC, which was disseminated by the Commission on May 3, 2024.

Appointment of Independent Registered Public Accounting Firm

Effective May 8, 2024, the Company retained Bush & Associates CPA LLC (“Bush & Associates”), as its independent registered public accounting firm. The decision to engage Bush & Associates as the Company’s independent registered public accounting firm was approved by the Company’s audit committee and its board of directors.

NOTE 11 – SUBSEQUENT EVENTS

In accordance with ASC 855 – Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events and transactions that occurred after October 31, 2023, through the date the financial statements were issued. Except for the following, there are no subsequent events identified that would require disclosure in the financial statements.

Resale Form S-1

On November 11, 2023, the Company filed a Form S-1 for the resale of i) up to 11,428,572 shares of common stock issuable upon conversion of a senior secured convertible promissory note, ii) up to 1,733,404 shares of common stock issuable upon exercise of a common warrant, and iii) up to 83,333 shares of common stock issuable upon exercise of a placement agent warrant.

First Amendment to the Resales Form S-1

On December 6, 2023, the Company filed the first amendment to the Form S-1 filed with the SEC on November 3, 2023.

Asphalt Ridge Option Agreement and Amendment

On November 10, 2023, the Company entered into a leasehold acquisition and development option agreement (“AR Agreement”) with Heavy Sweet Oil LLC (“Heavy Sweet”) to purchase up to a 20% production share (“Asphalt Ridge Option”) in certain leases in eastern Utah totaling 960 acres. The Asphalt Ridge Option had a term of nine months, through August 10, 2024, which was extended an additional two months through October 10, 2024, and gives the Company the exclusive right, but not the obligation, to acquire up to a 20% working interest in the leases for $2,000,000, which may be invested in tranches, provided that the initial tranche closing occurs during the option period and subsequent tranches occur as soon thereafter as practical within the Asphalt Ridge Option period, with each tranche providing the Company a portion of the ownership of the leases. Upon receipt of any funding from the Company pursuant to the Asphalt Ridge Option, Heavy Sweet is required to pay that amount to the named operator of the properties, to pay for engineering, procurement, operations, sales, and logistics activities on the properties.

On December 29, 2023, the Company and Heavy Sweet entered into an Amendment to the AR Agreement (the “AR Amendment”), pursuant to which the Company and Heavy Sweet amended the AR Agreement to provide that, within three business days of the effective date of the AR Amendment, the Company would fund $200,000 of the $2,000,000 total purchase price in exchange for the Company receiving an immediate 2% interest in the leases, which advanced funds would be used solely for the building of roads and related infrastructure in furtherance of the development plan. On December 29, 2023, the Company paid the $200,000 advance to Heavy Sweet and was assigned a 2% interest in the leases.

Amendment to October 2023 SPA and Second Tranche Financing

On December 29, 2023, the Company and an investor entered into an Amendment to the October 2023 SPA (see Note 9), whereby in connection with the closing of the second tranche, (i) the fixed conversion price of the convertible promissory note issued and (ii) the exercise price of the warrant issued in connection with the second tranche were both reduced from $1.20 to $0.50. The closing of the second tranche will be in the principal amount of $550,000.

On January 2, 2024, the Company closed on the second tranche and received gross proceeds of $511,500; in consideration for the funding, the Company issued to the investor a note in the principal amount of $550,000 with a conversion price of $0.50, subject to certain adjustments and a warrant to purchase up to 445,561 shares of common stock at an initial exercise price of $0.50 per share, subject to certain adjustments.